Weighted Average Shares Outstanding (Details Textuals) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share (Textuals) [Abstract]
Excluded common stock equivalents	8		10
Stock Options [Member]
Earnings Per Share (Textuals) [Abstract]
Excluded common stock equivalents	59	62	61